Stockholders' Equity and Stock-Based Compensation-Stock Option Activity (Q3) (Details) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Number of Shares
Options outstanding, beginning of period (in shares) | shares	16,170
Granted (in shares) | shares	8,511
Exercised (in shares) | shares	(3,717)
Forfeited (in shares) | shares	(617)
Options outstanding, end of period (in shares) | shares	20,347
Vested and expected (in shares) | shares	17,900
Exercisable (in shares) | shares	8,022
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 2.69
Granted (in USD per share) | $ / shares	16.56
Exercised (in USD per share) | $ / shares	1.50
Forfeited (in USD per share) | $ / shares	10.92
Outstanding, beginning of period (in dollars per share) | $ / shares	8.46
Vested and expected to vest at June 30, 2021 (in USD per share) | $ / shares	7.67
Exercisable (in USD per share) | $ / shares	$ 4.71
Weighted-Average Remaining Contractual Life (in Years)
Outstanding at June 30, 2021 (in years)	8 years
Vested and expected to vest at June 30, 2021 (in years)	7 years 9 months 18 days
Exercisable at June 30, 2021 (in years)	6 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at September 30, 2021 | $	$ 94,017
Vested and expected to vest at September 30, 2021 | $	91,212
Exercisable at September 30, 2021 | $	$ 55,794